Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

The Company’s long-term investments consisted of the following:

Equity method investments	Amounts
RMB
Balance as of December 31, 2023	8,326
Capital contribution by the Company	3,000
Gain attributable to nonconsolidated entity	270
Balance as of June 30, 2024 (RMB)	11,596

Balance as of December 31, 2024	11,905
Capital contribution by the Company	3,000
Gain attributable to nonconsolidated entity	2,571
Balance as of June 30, 2025 (RMB)	17,476
Balance as of June 30, 2025 (US$)	2,440